Operating Leases - Lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessor Lease Description Line Items
Right-of-use asset	$ 2,742	$ 1,490
Lease liability	2,741
Lease cost	$ 700
Weighted average discount rate (as a percent)	2.30%
Partnership's lease liabilities from leased-in equipment
2022	$ 703
2023	703
2024	703
2025	703
2026	59
Total	2,871
Less imputed interest	130
Carrying value of operating lease liabilities	$ 2,741
Tove Knutsen [Member]
Lessor Lease Description Line Items
Weighted average remaining lease term	4 years 1 month 6 days